Disclosure of detailed information about non cash financing and investing transactions (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Statements [Line Items]
Share based compensation capitalized as property, plant and equipment	$ 4,484	$ 1,825	$ 3,172
Share based compensation capitalized as exploration and evaluation assets	13,894	25,129	66,082
Depreciation expense capitalized as property, plant and equipment	23,383	37,513	46,912
Depreciation expense capitalized as exploration and evaluation assets	9,342	8,867	8,424
Common shares issued for exploration and evaluation assets	0	0	92,500
Non-cash financing and investing transactions	$ 51,103	$ 73,334	$ 217,090